Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING VARIABLE TRUST
Entity Central Index Key	0001081402
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000090341
Shareholder Report [Line Items]
Fund Name	VT Discovery All Cap Growth Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	1-800-260-5969
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
AssetsNet	$ 71,919,047
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 187,923
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$71,919,047
# of portfolio holdings	51
Portfolio turnover rate	27%
Total advisory fees paid	$187,923

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.2
Consumer discretionary	16.6
Health care	10.6
Financials	9.8
Industrials	9.2
Communication services	9.0
Materials	2.6
Consumer staples	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	12.3
Amazon.com, Inc.	7.4
NVIDIA Corp.	5.6
Meta Platforms, Inc. Class A	4.9
Visa, Inc. Class A	3.2
Alphabet, Inc. Class A	3.1
Apple, Inc.	2.6
Chipotle Mexican Grill, Inc.	2.5
Eli Lilly & Co.	2.3
ServiceNow, Inc.	2.1

Material Fund Change [Text Block]
C000090342
Shareholder Report [Line Items]
Fund Name	VT Discovery All Cap Growth Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	1-800-260-5969
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
AssetsNet	$ 71,919,047
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 187,923
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$71,919,047
# of portfolio holdings	51
Portfolio turnover rate	27%
Total advisory fees paid	$187,923

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.2
Consumer discretionary	16.6
Health care	10.6
Financials	9.8
Industrials	9.2
Communication services	9.0
Materials	2.6
Consumer staples	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	12.3
Amazon.com, Inc.	7.4
NVIDIA Corp.	5.6
Meta Platforms, Inc. Class A	4.9
Visa, Inc. Class A	3.2
Alphabet, Inc. Class A	3.1
Apple, Inc.	2.6
Chipotle Mexican Grill, Inc.	2.5
Eli Lilly & Co.	2.3
ServiceNow, Inc.	2.1

Material Fund Change [Text Block]
C000019816
Shareholder Report [Line Items]
Fund Name	VT Discovery SMID Cap Growth Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Discovery SMID Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	1-800-260-5969
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
AssetsNet	$ 141,742,416
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 513,654
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$141,742,416
# of portfolio holdings	73
Portfolio turnover rate	32%
Total advisory fees paid	$513,654

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	27.4
Information technology	23.9
Health care	20.5
Consumer discretionary	13.0
Financials	6.1
Communication services	3.3
Consumer staples	2.8
Materials	1.5
Real estate	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc. Class A	2.7
Natera, Inc.	2.5
Axon Enterprise, Inc.	2.2
Onto Innovation, Inc.	2.2
Tetra Tech, Inc.	2.2
HealthEquity, Inc.	2.0
Morningstar, Inc.	2.0
TKO Group Holdings, Inc.	2.0
CCC Intelligent Solutions Holdings, Inc.	1.9
Saia, Inc.	1.9

Material Fund Change [Text Block]
C000019811
Shareholder Report [Line Items]
Fund Name	VT Index Asset Allocation Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Index Asset Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	1-800-260-5969
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 69,771,204
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 157,245
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$69,771,204
# of portfolio holdings	645
Portfolio turnover rate	6%
Total advisory fees paid	$157,245

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	4.3
1-3 years	34.8
3-5 years	24.1
5-10 years	15.6
10-20 years	21.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	4.3
NVIDIA Corp.	4.0
Apple, Inc.	4.0
Amazon.com, Inc.	2.3
U.S. Treasury Bonds, 6.00%, 2/15/2026	1.7
U.S. Treasury Bonds, 6.75%, 8/15/2026	1.6
U.S. Treasury Notes, 1.38%, 10/31/2028	1.6
Meta Platforms, Inc. Class A	1.4
Alphabet, Inc. Class A	1.4
Alphabet, Inc. Class C	1.2

Material Fund Change [Text Block]
C000103128
Shareholder Report [Line Items]
Fund Name	VT Opportunity Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Opportunity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	1-800-260-5969
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 180,868,871
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 552,900
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$180,868,871
# of portfolio holdings	55
Portfolio turnover rate	9%
Total advisory fees paid	$552,900

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	24.1
Industrials	18.6
Consumer discretionary	10.5
Financials	10.4
Health care	9.3
Communication services	9.1
Real estate	8.8
Materials	4.6
Consumer staples	4.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	5.6
Apple, Inc.	5.5
Alphabet, Inc. Class C	5.5
Salesforce, Inc.	3.9
Mastercard, Inc. Class A	3.5
Meta Platforms, Inc. Class A	3.3
Texas Instruments, Inc.	3.0
HEICO Corp. Class A	2.6
Carlisle Cos., Inc.	2.1
Marvell Technology, Inc.	2.1

Material Fund Change [Text Block]
C000019825
Shareholder Report [Line Items]
Fund Name	VT Opportunity Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Opportunity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	1-800-260-5969
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 180,868,871
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 552,900
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$180,868,871
# of portfolio holdings	55
Portfolio turnover rate	9%
Total advisory fees paid	$552,900

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	24.1
Industrials	18.6
Consumer discretionary	10.5
Financials	10.4
Health care	9.3
Communication services	9.1
Real estate	8.8
Materials	4.6
Consumer staples	4.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	5.6
Apple, Inc.	5.5
Alphabet, Inc. Class C	5.5
Salesforce, Inc.	3.9
Mastercard, Inc. Class A	3.5
Meta Platforms, Inc. Class A	3.3
Texas Instruments, Inc.	3.0
HEICO Corp. Class A	2.6
Carlisle Cos., Inc.	2.1
Marvell Technology, Inc.	2.1

Material Fund Change [Text Block]
C000101966
Shareholder Report [Line Items]
Fund Name	VT Small Cap Growth Fund
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	1-800-260-5969
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
AssetsNet	$ 311,816,913
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,211,155
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$311,816,913
# of portfolio holdings	89
Portfolio turnover rate	34%
Total advisory fees paid	$1,211,155

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	26.2
Health care	24.3
Industrials	22.8
Consumer discretionary	12.5
Consumer staples	7.9
Financials	4.3
Materials	1.6
Communication services	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

TransMedics Group, Inc.	3.7
RadNet, Inc.	3.1
CyberArk Software Ltd.	3.1
e.l.f. Beauty, Inc.	3.0
Casella Waste Systems, Inc. Class A	2.9
SPS Commerce, Inc.	2.5
Glaukos Corp.	2.4
BellRing Brands, Inc.	2.4
Boot Barn Holdings, Inc.	2.3
Comfort Systems USA, Inc.	2.1

Material Fund Change [Text Block]
C000019826
Shareholder Report [Line Items]
Fund Name	VT Small Cap Growth Fund
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	1-800-260-5969
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$61	1.17%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
AssetsNet	$ 311,816,913
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,211,155
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$311,816,913
# of portfolio holdings	89
Portfolio turnover rate	34%
Total advisory fees paid	$1,211,155

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	26.2
Health care	24.3
Industrials	22.8
Consumer discretionary	12.5
Consumer staples	7.9
Financials	4.3
Materials	1.6
Communication services	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

TransMedics Group, Inc.	3.7
RadNet, Inc.	3.1
CyberArk Software Ltd.	3.1
e.l.f. Beauty, Inc.	3.0
Casella Waste Systems, Inc. Class A	2.9
SPS Commerce, Inc.	2.5
Glaukos Corp.	2.4
BellRing Brands, Inc.	2.4
Boot Barn Holdings, Inc.	2.3
Comfort Systems USA, Inc.	2.1

Material Fund Change [Text Block]